UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON,
D.C 20549 FORM 13F FORM 13F COVER PAGE Report for Quarter Ended: June
30, 2002 Name: Welch Capital Partners, LLC Address: 101 East 52nd Street 31st Floor New York, NY 10022 13F File Number: 28-6428 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person signing this report on behalf of Reporting Manager:
Name: Christopher Welch
Title: Manager
Phone: 212-754-6077
Signature, Place, and Date of Signing:

Christopher Welch New York, NY August 20, 2002

Report Type:
[X] 13F Holdings Report.
[ ] 13F Notice.
[ ] 13F Combination Report.

FORM 13F SUMMARY

PAGE Report Summary: Number of Other Included Managers: 0 Form 13F Information
Table
Entry Total: 129 Form 13F Information Table Value Total: $595,120
Form 13F Information Table Cusip Name of Issuer Title of Value Shares
INVSTMTOther Voting (x1000) DSCRETNManagerAuthority Sole Sole
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Form 13F Information Table Cusip Name of Issuer Title of Value Shares INVSTMTOther Voting
(x1000) DSCRETNManagerAuthority Sole Sole 00252W104 AAIPharma Inc Common 7,378
328220 x x 00130H105 AES Corporation Common 1,247 230000 x x 001744101 AMN Healthcare
ServiceCommon 6,963 198900 x x N07059111 ASML Holdings Common 2,359 156000 x x
002824100 Abbott Labs Common 173 4608 x x 00724X102 Adolor Corporation Common 5,501
488500 x x 00846U101 Agilent Technologies Common 1,916 81000 x x 009367103 Airgate PCS
Common 400 400000 x x 00971T101 Akamai Common 106 81828 x x H01301102 Alcon Inc
Common 1,705 49770 x x 018490102 Allergan Inc. Common 1,900 28470 x x 018606202 Alliance
Imaging inc Common 4,899 362870 x x 026874107 American Intl Group Common 1,283 18804 x
x 031162100 Amgen Common 13,452 321210 x x 034553107 Andrx Group Common 1,214 45000
x x 03674B104 Anthem Inc. Common 10,843 160680 x x 037032109 Antigenics Inc Common
2,982 302700 x x 04269E107 Arqule Inc. Common 2,733 404840 x x 055622104 BP Amoco PLC -
Spons ACommon 187 3704 x x 073325102 Bea Systems Inc. Common 4,078 428790 x x
079860102 BellSouth Corp Common 1,841 58430 x x 09061G101 Biomarin
PharmaceuticaCommon 2,815 539400 x x 100582105 Boston Communications Common 427
53150 x x 11442E102 Brooks Automation Inc.Common 4,826 188800 x x 0166225 Cambridge
Antibody Common 2,559 161204 x x 157085101 Cerus Corp Common 10,804 318900 x x
166764100 Chevron Texaco Corp Common 3,558 40200 x x 172967101 Citigroup Common 8,517
219793 x x 191216100 Coca Cola Common 448 8000 x x 205363104 Computer Sciences Common
3,661 76600 x x 206710204 Concurrent Computer CoCommon 1,653 355400 x x 221005101
Corvas International Common 1,561 726030 x x 228255105 Crown Cork & Seal Co Common
6,070 886200 x x 237015102 DAOU Systems Inc. Common 683 690300 x x 247025109 Dell
Common 627 24000 x x 26150J101 Draxis Health IncorporCommon 4,750 1812920 x x
263534109 DuPont Common 457 10294 x x 27874N105 Echelon Corp Common 1,350 104800 x x
285512109 Electronic Arts Common 3,322 50300 x x 286045109 Electronics Boutique HCommon
3,727 127200 x x 294821400 Ericsson (LM) Tel ADR Common 311 215990 x x 30231G102
Exxon Mobil Common 906 22140 x x 313586109 Federal National MortgCommon 2,099 28465 x
x 339030108 Fleet Boston FinancialCommon 1,155 35692 x x 369604103 General Electric
Common 2,995 103081 x x 37245M207 Genta Common 3,829 461900 x x 372917104 Genzyme
Corp. Common 3,117 162000 x x 375766102 Gillette Common 271 8000 x x 404119109 HCA -
The Healthcare CCommon 22,426 472130 x x 42219M100 Health Mgmt Systems InCommon
4,129 1310800 x x 421924101 Healthsouth Corp Common 21,601 1688860 x x 437076102 Home
Depot Common 2,174 59189 x x 44973Q103 I-Many Inc. Common 1,315 478440 x x 459200101
IBM Common 612 8500 x x 449370105 Idec Pharmaceuticals CCommon 17,119 482900 x x
454072109 Indevus PharmaceuticalCommon 1,102 950200 x x 454072109 Indevus
PharmaceuticalCommon 854 735890 x x 458140100 Intel Common 1,017 55690 x x 45885B100
Intermune PharmaceuticCommon 6,037 286100 x x 459506101 International Flavors Common
7,232 222600 x x 461202103 Intuit Inc. Common 795 15990 x x 465823102 Ivax Corp. Common
3,769 349000 x x 478160104 Johnson & Johnson Common 293 5600 x x 494368103 Kimberly
Clark Common 2,119 34180 x x 495582108 King Pharmaceuticals. Common 8,850 397770 x x
521863100 Leap Wireless Intl Common 532 492600 x x 52729N100 Level 3
CommunicationsCommon 1,313 445000 x x 532791100 Lincare Holdings Common 19,138 592500
x x 580031201 MCDATA Corporation- A Common 1,000 113500 x x 572901106 Martek
Biosciences CorCommon 3,138 150000 x x 584688105 Medicines Company Common 1,250
101400 x x 589331107 Merck Common 315 6216 x x 595137100 Microsemi Corp Common 1,761
266790 x x 594918104 Microsoft, Inc. Common 6,889 125938 x x 620076109 Motorola Common
6,843 469000 x x 628530107 Mylan Common 3,323 106000 x x 640919106 Neopharm Common
629 50000 x x 64110P107 Netegrity Inc Common 1,377 223500 x x 65332V103 Nextel
Communications Common 2,069 644500 x x 65333F107 Nextel Partners Inc. CCommon 1,505
500000 x x 654445303 Nintendo Co Ltd-ADR Common 16,182 876300 x x 67066G104 Nvidia
Corp Common 3,831 223000 x x 674599105 Occidental Petroleum CCommon 2,501 83380 x x
67611V101 Odyssey Healthcare IncCommon 7,337 202400 x x 68389X105 Oracle Corporation
Common 107 11300 x x 68750P103 Orthodontic Centers ofCommon 1,789 77630 x x 695112102
PacifiCare Health SystCommon 14,416 530000 x x 701081101 Parker Drilling Co. Common 714
218300 x x 704508100 Paypal Inc Common 1,394 69000 x x 709754105 Penwest
PharmaceuticalCommon 8,336 427500 x x 717081103 Pfizer Common 5,006 143018 x x
71713U102 Pharmacia Corporation Common 23,373 624110 x x 718507106 Phillips Petroleum
Co.Common 1,292 21950 x x 73172K104 Polycom Common 1,259 105000 x x 739421105 Praecis
Common 11,255 3234230 x x 742718109 Proctor & Gamble Common 2,465 27600 x x
74730W101 Quadramed Corp Common 6,574 940450 x x 74834T103 Quest Software Inc
Common 2,150 148000 x x 7053397 Recordati (Italian OrdCommon 34,526 1271084 x x
761152107 Resmed Inc. Common 5,320 180950 x x 5962332 STMicroelectronics NV Common
3,630 145000 x x 5671735 Sanofi-Synthelabo Common 4,137 67740 x x 806605101 Schering-
Plough Common 394 16000 x x 81211K100 Sealed Air Corp Common 15,752 391160 x x
82966U103 Sirius Satellite RadioCommon 2,157 572210 x x 835692104 Sonus Pharmaceutical
RCommon 529 253188 x x 835692104 Sonus Pharmaceuticals Common 699 334300 x x
86768K106 Sunrise Assisted LivinCommon 7,225 269600 x x 874054109 Take-Two Interactive
SCommon 4,390 213200 x x 872375100 Teco Energy Common 649 26236 x x 87959M109 Telik
Inc Common 7,388 591000 x x 896263100 Trimeris Inc. Common 8,554 192700 x x 89677M106
Triton PCS Holdings InCommon 2,867 735000 x x 899165104 Tularik Inc. Common 1,614 176000
x x 90338R104 US Unwired Inc Common 2,695 962610 x x 913016309 United Surgical
PartneCommon 186 6000 x x 913017109 United Technologies Common 292 4304 x x 91307C102
United Therapeutics Common 5,128 414900 x x 913903100 Universal Health ServiCommon
21,076 430120 x x 918076100 Utstarcom Inc Common 4,740 235000 x x 918194101 VCA Antech
Inc Common 1,629 104690 x x 922207105 Varian Semiconductor ECommon 2,036 60000 x x
923436109 Veritas Software Corp.Common 1,781 90000 x x 92343V104 Verizon
CommunicationsCommon 6,920 172350 x x 928298108 Vishay IntertechnologyCommon 1,456
66200 x x 931142103 Wal Mart Common 174 3162 x x 969457100 Williams Cos Inc. Common
1,318 220000 x x 97653A103 Wireless Facilities InCommon 2,016 411400 x x 284129ac7 ELAN
Corporate ConvertBond 31682 69440 x x 595120
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